Supplemental Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Information [Abstract]
Supplemental Information
NOTE 25.
SUPPLEMENTAL INFORMATION
Components of changes in
non-cash
working capital balances were as follows:

	2021	2020
Accounts receivable	$(50,255)	$103,857
Inventory	1,993	5,181
Accounts payable and accrued liabilities	44,986	(53,666)
	$(3,276)	$55,372
Pertaining to:
Operations	$(13,018)	$55,391
Investments	9,742	(19)
The components of accounts receivable were as follows:

	2021	2020
Trade	$152,897	$113,933
Accrued trade	26,731	16,769
Prepaids and other	76,112	76,507
	$255,740	$207,209
The components of accounts payable and accrued liabilities were as follows:

	2021	2020
Accounts payable	$90,750	$56,922
Accrued liabilities:
Payroll	68,953	44,533
Other	64,420	49,502
	$224,123	$150,957
Precision presents expenses in the consolidated statements of loss
by function with the exception of depreciation and amortization and gain on asset disposals, which are presented by nature. Operating expense and general and administrative expense would include $263 million (2020 – $293 million) and $11 million (2020 – $11 million), respectively, of depreciation and amortization and gain on asset disposals, if the statements of loss were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2021	2020
Wages, salaries and benefits	$482,695	$438,209
Wage subsidies	(24,108)	(26,297)
Purchased materials, supplies and services	278,743	240,591
Share-based compensation	56,745	19,847
	$794,075	$672,350
Allocated to:
Operating expense	$698,144	$583,420
General and administrative	95,931	70,869
Restructuring	—	18,061
	$794,075	$672,350